Inventories (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Inventory Disclosure [Abstract]
Merchant products	$ 1,055,044
Raw materials	47,566	90,604
Packaging and other supplies	391,490	11,320
Other products	40,897	12,609
Inventory gross	1,534,997	114,533
Less: inventory write-down
Total inventories	$ 1,534,997	$ 114,533